Schedule I - Summary of Investments (Notes)	12 Months Ended
Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other than Investments in Affiliates
ING U.S., Inc.
Schedule I

Summary of Investments Other than Investments in Affiliates
As of December 31, 2013
(In millions)

Type of Investments	Cost	Value	Amount Shown on Consolidated Balance Sheet
Fixed maturities:
U.S. Treasuries	$5,094.0	$5,181.2	$5,181.2
U.S. Government agencies and authorities	598.0	618.9	618.9
State, municipalities, and political subdivisions	272.0	281.1	281.1
U.S. corporate securities	36,010.3	37,478.6	37,478.6
Foreign securities(1)	15,661.4	16,356.5	16,356.5
Residential mortgage-backed securities	6,480.3	7,123.7	7,123.7
Commercial mortgage-backed securities	3,427.9	3,752.1	3,752.1
Other asset-backed securities	1,883.1	1,926.7	1,926.7
Total fixed maturities, including securities pledged	69,427.0	72,718.8	72,718.8

Equity securities, available-for-sale	267.4	314.4	314.4

Short-term investments	1,048.1	1,048.1	1,048.1
Mortgage loans on real estate	9,312.2	9,404.7	9,312.2
Policy loans	2,147.0	2,147.0	2,147.0
Limited partnerships/corporations	236.4	236.4	236.4
Derivatives	307.3	1,149.3	1,149.3
Other investments	124.6	131.1	124.6
Total investments	$82,870.0	$87,149.8	$87,050.8
(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.